Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

On April 30, 2018, the current CFO announced her voluntary resignation from the Company, effective May 11, 2018 immediately following the filing of the Form 10-Q for the quarter ended March 31, 2018. The current CFO will continue to be employed by the Company through June 15, 2018. The current CFO will be entitled to her accrued and unpaid salary upon her departure and her unvested options will be forfeited.

Subsequent to March 31, 2018, the Company entered into an offer letter with the new Chief Financial Officer (the “new CFO”) of the Company. The offer letter provides for an initial base salary of $325 per year subject to annual discretionary increases. In addition, the executive is eligible to participate in any employee benefit plans adopted by the Company from time to time and is eligible to receive an annual cash bonus based on the achievement of performance objectives. The new CFO’s target bonus is 75% of his annual base salary (with a potential to earn a maximum of up to 150% of his target bonus). The offer letter also provides that the executive is to be granted an option to purchase shares of common stock of the Company. He is also being provided with a relocation allowance of $100 which the new CFO will be required to repay if he resigns from the Company or is terminated by the Company for cause within two years of his start date. If he is terminated without cause, he will receive twelve months of his base salary as severance. If he is terminated following a change in control, he is also eligible to receive a pro-rated bonus, if the board of directors determines that the performance objectives have been met.

NOTE 15 – SUBSEQUENT EVENTS

M&T Financing Agreement

On March 15, 2018, the Company replaced the BOA Debt (See Note 10) with a $200,000 Senior Secured Credit Facility with M&T Bank (the “M&T Facility”). The M&T Facility includes a $175,000 Floor Plan Facility (the “M&T Floor Plan Line of Credit”), a $20,000 Term Loan (the “M&T Term Loan”), and a $5,000 Revolving Credit Facility (the “M&T Revolver”). The M&T Facility will mature on March 15, 2021. The M&T facility requires the Company to meet certain financial covenants and is secured by substantially all assets of the Company.

The M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and only $4,500 may be used to finance rental units. Principal becomes due upon the sale of the respective vehicle. The M&T Floor Plan Line of Credit shall accrue interest at either (a) the fluctuating 30-day LIBOR rate plus an applicable margin which ranges from 2.00% to 2.30% based upon the Company’s total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus an applicable margin ranging from 1.00% to 1.30% based upon the Company’s total leverage ratio (as defined in the M&T facility). The Base Rate is defined in the agreement as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%. In addition, the Company will be charged for unused commitments at a rate of 0.15%.

The M&T Term Loan will be repaid in equal monthly principal installments of $242 plus accrued interest through the maturity date. At the maturity date, the Company will pay a principal balloon payment of $11,300 plus any accrued interest. The M&T Term Loan shall bear interest at (a) LIBOR plus an applicable margin of 2.25% to 3.0% based on the total leverage ratio (as defined in the agreement) or (b) the Base Rate plus a margin of 1.25%-2.00% based on the total leverage ratio (as defined in the agreement).

The M&T Revolver allows the Company to draw up to $5,000. The M&T Revolver shall bear interest at (a) 30-day LIBOR plus an applicable margin of 2.25% to 3.0% based on the total leverage ratio (as defined in the agreement) or (b) the Base Rate plus a margin of 1.25%-2.00% based on the total leverage ratio (as defined in the agreement). The M&T Revolver is also subject to the unused commitment fees at rates varying from 0.25% to 0.50% based on the total leverage ratio (as defined).

2018 Long-Term Equity Incentive Plan

On March 15, 2018, Holdco adopted the 2018 Long-Term Incentive Equity Plan (the “2018 Plan”). The 2018 Plan reserves up to 13% of the Holdco Shares outstanding on a fully diluted basis. If the fair market value per share of Holdco Share immediately following the closing of the Merger is greater than $8.75 per Holdco Share the number of Holdco Shares authorized for awards under the 2018 Plan shall be increased by a formula (as defined in the 2018 Plan) not to exceed 18% of Holdco Shares then outstanding on a fully diluted basis.

On March 16, 2018, Holdco granted 3,573,113 stock options to employees under the 2018 Plan, including 1,458,414 to the CEO and 583,366 to the CFO. The options have an exercise price of $11.10 and a contractual life of five years. The options shall vest as follows and shall be exercisable only to the extent that it has vested: 30% of the option shall vest once the volume weighted average price (“VWAP”), as defined in the options agreement, is equal to or greater than $13.125 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the options shall vest once the VWAP is equal to or greater than $17.50 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the Option shall vest once the VWAP is equal to or greater than $21.875 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; and an additional 10% of the Option shall vest once the VWAP is equal to or greater than $35 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; provided that the option-holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting.

On March 16, 2018, Holdco granted options for the purchase of an aggregate of 99,526 Holdco Shares to the non-employee directors of the Company. The options issued to the non-employee directors of the Company have an exercise price of $11.10, vest over 3 years, and have a 5-year contractual life.